Intangible Assets, Net and Goodwill - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total amortization expenses	$ 22,782	$ 22,535	$ 21,341
Research and development
Finite-Lived Intangible Assets [Line Items]
Total amortization expenses	6,884	6,637	5,443
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Total amortization expenses	$ 15,898	$ 15,898	$ 15,898